UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22845

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 S. Tryon Street, Suite 2500

Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue

Boston MA 02210

(Name and Address of Agent for Service)

(704) 805-7200

(Registrant’s telephone number, including area code)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Barings Global Floating Rate Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Global Credit Income Opportunities Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Active Short Duration Bond Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Total Return Bond Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Emerging Markets Debt Blended Total Return Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Emerging Markets Local Currency Debt Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Global High Yield Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings U.S. High Yield Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Funds Trust

By:	/s/ Duncan Robertson
Duncan Robertson President (Principal Executive Officer)

Date:	August 30, 2017